Property, Plant, & Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Less: Accumulated depreciation	$ (129,999)	$ (104,689)
Land	5,104	5,104
Capital work in progress	17,286	18,052
Property, plant and equipment net	426,064	419,307
Buildings and Leasehold Improvements [Member]
Property, plant and equipment gross	$ 35,809	36,853
Buildings and Leasehold Improvements [Member] | Minimum [Member]
Property and equipment estimated useful lives	5 years
Buildings and Leasehold Improvements [Member] | Maximum [Member]
Property and equipment estimated useful lives	25 years
Oilfield and Equipment [Member]
Property, plant and equipment gross	$ 450,554
Oilfield and Equipment [Member] | Minimum [Member]
Property and equipment estimated useful lives	3 years
Oilfield and Equipment [Member] | Maximum [Member]
Property and equipment estimated useful lives	15 years
Furniture and Fixtures [Member]
Property and equipment estimated useful lives	5 years
Property, plant and equipment gross	$ 1,494	3,720
Office Equipment and Tools [Member]
Property, plant and equipment gross	$ 38,990	35,991
Office Equipment and Tools [Member] | Minimum [Member]
Property and equipment estimated useful lives	3 years
Office Equipment and Tools [Member] | Maximum [Member]
Property and equipment estimated useful lives	6 years
Vehicles and Cranes [Member]
Property, plant and equipment gross	$ 6,826	12,292
Vehicles and Cranes [Member] | Minimum [Member]
Property and equipment estimated useful lives	5 years
Vehicles and Cranes [Member] | Maximum [Member]
Property and equipment estimated useful lives	8 years
Drilling Rigs, Plant and Equipment [Member]
Property, plant and equipment gross		$ 411,984